Goodwill And Other Intangible Assets, Net (Schedule Of Aggregate Goodwill And Other Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	$ 1,004,277	$ 1,019,286
Accumulated amortization	613,757	586,553
Amortized cost	390,520	432,733
Technology
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	406,391	402,592
Accumulated amortization	259,956	246,126
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	390,511	392,584
Accumulated amortization	162,728	147,104
Trademarks and other
Finite-Lived Intangible Assets [Line Items]
Identifiable intangible asset, net	207,375	224,110
Accumulated amortization	$ 191,073	$ 193,323